[DECHERT LETTERHEAD]

July 3, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Company
File Nos. 002-71299 and 811-3153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to thirty-eight series of the Trust. The interactive data relates to supplements filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) on June 12, 2012.

The Prospectus relating to two series of the Trust was filed January 17, 2012 with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A. The Prospectus relating to thirty-four series of the Trust was filed February 28, 2012 with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 167 to the Trust’s Registration Statement on Form N-1A. The Prospectuses relating to two series of the Trust was filed April 27, 2012 with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 172 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7139 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Schubert

Leah Schubert

cc:	John V. O’Hanlon
Mary Beth Rhoden